Selected Financial Data for the Three Months Ended December 31, 2017 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Results of Operations
Grant income	$ 296	$ 231	$ 1,407	$ 1,693	$ 1,212
Operating expenses:
Research and development	(17,713)	(5,564)	(36,150)	(16,012)	(10,436)
General and administrative	(7,593)	(3,084)	(22,790)	(9,099)	(5,152)
Total operating expenses, net	(25,010)	(8,417)	(57,533)	(23,418)	(14,376)
Other income (expense):
Interest income	660	181	1,532	84	75
Other income (expense)	1,097	(685)	3,970	(46)	(26)
Total other income, net	1,757	(504)	5,502	38	49
Net loss before income tax	(23,253)	(8,921)	(52,031)	(23,380)	(14,327)
Income tax benefit	2,605	1,397	7,280	3,653	1,777
Net loss attributable to ordinary shareholders	(20,648)	(7,524)	(44,751)	(19,727)	(12,550)
Cash Flows
Net cash used in operating activities	(19,785)	(8,797)	(31,537)	(16,360)	(9,849)
Net cash used in investing activities	(4,422)	(764)	(9,531)	(2,876)	(1,855)
Net cash provided by financing activities	0	433	156,920	127,686	32,222
Effect of exchange rate changes on cash		1,042
Net decrease in cash		(8,086)
Balance Sheet Data
Cash	217,450	128,984	246,984	137,070	28,059
Working capital		131,576
Net assets		137,515
Total assets	254,210	142,715	273,205	148,662
Ordinary shares		1
Additional paid-in capital	361,311	195,644	357,918	194,351
Total shareholders' equity	$ 232,642	$ 137,515	$ 255,465	$ 142,601	$ 30,687	$ 10,501